Convertible debentures (Tables)	12 Months Ended
Dec. 31, 2021
Convertible Debentures
The following tables shows the movement of the convertible debenture balance during the year:

The following tables shows the movement of the convertible debenture balance during the year:

Amount
Balance, December 31, 2019	$7,015,820
Conversion to equity	(400,000)
Loss on conversion of convertible debentures	49,002
Accretion	881,631
Balance, December 31, 2020	$7,546,453
Conversion to equity	(7,626,957)
Accretion	80,504
Balance, December 31, 2021	$-